UNAUDITED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0.8	$ 0.8
Common Stock, Shares Authorized	400,000,000	400,000,000
Common Stock, Shares, Issued	22,512,360	22,512,360
Common Stock, Shares, Outstanding	22,512,360	22,512,360
Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0.8	$ 0.8
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Issued	400,000	400,000
Common Stock, Shares, Outstanding	400,000	400,000